Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of commitments [Abstract]
Schedule of commitments for purchase obligations	The following table sets forth contractual commitments as of June 30, 2022 and 2021:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Capital purchase obligations	$9,028	$11,076
Other purchase obligations	143,907	114,060
Obligations for leases that have not yet commenced	956,118	88,855
Total purchase obligation	$1,109,053	$213,991

Schedule of maturities of purchase obligations	Maturities of purchase obligations as of June 30, 2022 were as follows:

	Capital purchase obligations	Other purchase obligations	Obligations for leases that have not yet commenced	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2023	$9,028	$98,847	$—	$107,875
Year ending 2024 - 2025	—	35,816	—	35,816
Year ending 2026 - 2027	—	9,244	35,812	45,056
Thereafter	—	—	920,306	920,306
Total commitments	$9,028	$143,907	$956,118	1,109,053